Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Total Ucommune International Ltd shareholders’ equity CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021	¥ 60	¥ 4,566,956	¥ 6,051	¥ (4,237,604)	¥ 1,091	¥ 336,554	¥ 41,157	¥ 377,711
Balance (in Shares) at Dec. 31, 2021 | shares	4,369,538
Net loss				(229,269)		(229,269)	(22,473)	(251,742)
Foreign currency translation adjustment					1,370	1,370	(137)	1,233
Stock-based compensation		22,596				22,596		22,596
Capital contribution from noncontrolling shareholders		351				351	528	879
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	4,190
Balance at Jun. 30, 2022	¥ 60	4,589,903	6,051	(4,466,873)	2,461	131,602	19,075	150,677
Balance (in Shares) at Jun. 30, 2022 | shares	4,373,728
Balance at Dec. 31, 2022	¥ 63	4,550,134	6,246	(4,529,473)	24,297	51,267	26,125	77,392
Balance (in Shares) at Dec. 31, 2022 | shares	4,625,479
Adoption of ASC 326				(6,308)		(6,308)		(6,308)
Net loss				(38,419)		(38,419)	(13,257)	(51,676)	$ (7,127)
Foreign currency translation adjustment					(3,023)	(3,023)	(20)	(3,043)
Provision for statutory reserve			203	(203)
Shares issued for conversion of convertible debt	¥ 27	12,915				12,942		12,942
Shares issued for conversion of convertible debt (in Shares) | shares	1,885,894
Stock-based compensation		4,954				4,954		4,954
Disposal of subsidiaries							(1,682)	(1,682)
Balance at Jun. 30, 2023	¥ 90	4,568,003	6,449	(4,574,403)	21,274	21,413	11,166	32,579	$ 4,492
Balance (in Shares) at Jun. 30, 2023 | shares	6,511,373
Balance	¥ 12	¥ 629,956	¥ 889	¥ (630,839)	¥ 2,934	¥ 2,952	¥ 1,540	¥ 4,492
Balance (in Shares) | shares	6,511,373